Provisions (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Other Provisions [Abstract]
Carrying Amounts and Movements in Provisions

The carrying amounts and the movements in the provisions during the year ended December 31, 2017 and 2016 are as follows:

	Player bonuses and jackpots $000’s	Deferred consideration (*) $000’s	Minimum revenue guarantee $000’s	Other $000’s	Total $000’s
Balance at January 1, 2016	2,688	382,728	19,395	1,087	405,898
Adjustment to provision recognized	13,885	—	5,762	4,613	24,260
Payments	(15,013)	(200,000)	(8,998)	(5,700)	(229,711)
Accretion of discount	—	22,277	1,095	—	23,372
Gain on settlement of deferred consideration	—	(2,466)	—	—	(2,466)
Foreign exchange translation losses (gains)	11	(24)	382	—	369
Balance at December 31, 2016	1,571	202,515	17,636	—	221,722
Adjustment to provision recognized	48,146	(815)	(121)	—	47,210
Payments	(44,121)	(197,510)	(9,311)	—	(250,942)
Accretion of discount	—	2,048	839	—	2,887
Reclassification	(1,444)	—	—	—	(1,444)
Foreign exchange translation losses	113	62	1,075	—	1,250
Balance at December 31, 2017	4,265	6,300	10,118	—	20,683

Current portion at December 31, 2016	1,571	202,515	8,694	—	212,780
Non-current portion at December 31, 2016	—	—	8,942	—	8,942
Current portion at December 31, 2017	4,265	6,300	7,025	—	17,590
Non-current portion at December 31, 2017	—	—	3,093	—	3,093

(*) Deferred consideration of $6.30 million as at December 31, 2017 was recognized on acquisition of Diamond Game and is contingent on future events.